Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

November 30, 2020

MCE-QTLY-0121
1.870939.112

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	220,817	$2,307,538
Entertainment - 1.5%
Activision Blizzard, Inc.	32,914	2,616,005
Electronic Arts, Inc.	43,123	5,508,963
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	28,379	1,161,836
Liberty SiriusXM Series C (a)	32,104	1,316,585
Roku, Inc. Class A (a)	14,352	4,213,317
Spotify Technology SA (a)	21,164	6,166,555
		20,983,261
Interactive Media & Services - 1.2%
InterActiveCorp (a)	4,481	636,257
Match Group, Inc. (a)	10,753	1,496,925
Pinterest, Inc. Class A (a)	57,987	4,060,250
Twitter, Inc. (a)	17,770	826,483
Zillow Group, Inc. Class C (a)(b)	80,781	8,709,000
		15,728,915
Media - 1.5%
Cable One, Inc.	555	1,099,272
DISH Network Corp. Class A (a)	211,833	7,598,450
Liberty Broadband Corp. Class C (a)	11,000	1,730,850
News Corp.:
Class A	247,451	4,367,510
Class B	54,742	974,955
Omnicom Group, Inc.	74,040	4,664,520
		20,435,557

TOTAL COMMUNICATION SERVICES		59,455,271

CONSUMER DISCRETIONARY - 12.0%
Distributors - 0.7%
LKQ Corp. (a)	225,211	7,931,931
Pool Corp.	3,252	1,125,550
		9,057,481
Diversified Consumer Services - 0.4%
Frontdoor, Inc. (a)	121,890	5,770,273
Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp.	41,666	1,603,724
Carnival Corp.	216,072	4,317,119
Chipotle Mexican Grill, Inc. (a)	8,900	11,475,927
Darden Restaurants, Inc.	16,969	1,832,313
Domino's Pizza, Inc.	4,374	1,717,101
Extended Stay America, Inc. unit	30,700	420,897
Hilton Worldwide Holdings, Inc.	48,601	5,036,522
MGM Mirage, Inc. (b)	141,134	3,987,036
Royal Caribbean Cruises Ltd.	33,209	2,617,201
Yum China Holdings, Inc.	53,105	2,994,060
		36,001,900
Household Durables - 3.0%
D.R. Horton, Inc.	101,840	7,587,080
Garmin Ltd.	78,151	9,124,911
Lennar Corp. Class A	100,244	7,604,510
NVR, Inc. (a)	1,693	6,767,226
PulteGroup, Inc.	127,848	5,578,008
Tempur Sealy International, Inc. (a)	64,032	1,612,966
Whirlpool Corp.	8,640	1,681,430
		39,956,131
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	26,854	4,315,438
Qurate Retail, Inc. Series A	214,745	2,248,380
Wayfair LLC Class A (a)(b)	1,800	457,848
		7,021,666
Leisure Products - 0.6%
Peloton Interactive, Inc. Class A (a)	56,136	6,531,424
YETI Holdings, Inc. (a)	25,005	1,579,566
		8,110,990
Multiline Retail - 0.4%
Dollar General Corp.	24,314	5,314,554
Target Corp.	4,726	848,459
		6,163,013
Specialty Retail - 2.4%
AutoNation, Inc. (a)	58,303	3,573,391
AutoZone, Inc. (a)	2,468	2,807,720
Best Buy Co., Inc.	50,652	5,510,938
Burlington Stores, Inc. (a)	10,334	2,258,392
Carvana Co. Class A (a)	5,075	1,269,816
Dick's Sporting Goods, Inc. (b)	50,316	2,858,452
L Brands, Inc.	8,037	311,916
O'Reilly Automotive, Inc. (a)	15,315	6,775,969
Tiffany & Co., Inc.	7,558	993,726
Williams-Sonoma, Inc.	54,131	5,925,721
		32,286,041
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	31,762	11,758,928
PVH Corp.	27,433	2,180,649
Ralph Lauren Corp.	38,789	3,326,157
		17,265,734

TOTAL CONSUMER DISCRETIONARY		161,633,229

CONSUMER STAPLES - 2.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	1,534	1,427,909
Food & Staples Retailing - 1.0%
Kroger Co.	224,893	7,421,469
Sprouts Farmers Market LLC (a)	27,870	590,008
U.S. Foods Holding Corp. (a)	152,259	4,793,113
		12,804,590
Food Products - 1.0%
Campbell Soup Co.	4,569	228,541
Conagra Brands, Inc.	35,647	1,303,254
Ingredion, Inc.	8,859	683,472
The Hershey Co.	36,174	5,349,773
Tyson Foods, Inc. Class A	95,998	6,259,070
		13,824,110
Household Products - 0.0%
Kimberly-Clark Corp.	954	132,902
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	24,712	1,272,915

TOTAL CONSUMER STAPLES		29,462,426

ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Halliburton Co.	172,135	2,855,720
Oil, Gas & Consumable Fuels - 1.4%
Concho Resources, Inc.	6,159	354,019
Devon Energy Corp.	339,441	4,748,780
EQT Corp.	69,918	1,040,380
Kinder Morgan, Inc.	159,022	2,286,736
Marathon Oil Corp.	90,221	534,108
Marathon Petroleum Corp.	33,308	1,295,015
Pioneer Natural Resources Co.	37,340	3,755,657
The Williams Companies, Inc.	227,336	4,769,509
		18,784,204

TOTAL ENERGY		21,639,924

FINANCIALS - 11.3%
Banks - 3.0%
Bank OZK	3,657	102,250
East West Bancorp, Inc.	122,775	5,244,948
First Financial Bankshares, Inc.	14,339	479,209
First Hawaiian, Inc.	84,618	1,854,827
First Horizon National Corp.	146,479	1,789,973
First Republic Bank	2,703	350,201
Huntington Bancshares, Inc.	181,415	2,191,493
KeyCorp	70,991	1,097,521
M&T Bank Corp. (b)	53,607	6,244,679
PacWest Bancorp	121,340	2,822,368
Pinnacle Financial Partners, Inc.	21,697	1,175,110
Popular, Inc.	23,577	1,144,192
Regions Financial Corp.	567,555	8,666,565
South State Corp.	12,952	860,919
SVB Financial Group (a)	6,226	2,147,098
Umpqua Holdings Corp.	169,841	2,359,091
Webster Financial Corp.	21,478	812,728
Zions Bancorp NA	17,732	684,278
		40,027,450
Capital Markets - 4.1%
Affiliated Managers Group, Inc. (b)	60,784	5,295,502
Ameriprise Financial, Inc.	54,622	10,118,179
Cboe Global Markets, Inc.	4,572	417,515
Charles Schwab Corp.	6,658	324,777
Invesco Ltd.	162,782	2,641,952
LPL Financial	66,644	6,049,276
MarketAxess Holdings, Inc.	11,038	5,951,469
Moody's Corp.	7,902	2,231,051
Morgan Stanley	6,814	421,310
Morningstar, Inc.	18,783	3,758,478
MSCI, Inc.	11,658	4,773,018
SEI Investments Co.	116,736	6,157,824
State Street Corp.	35,501	2,502,110
T. Rowe Price Group, Inc.	26,796	3,842,814
		54,485,275
Consumer Finance - 0.8%
Ally Financial, Inc.	109,060	3,233,629
Synchrony Financial	243,722	7,426,209
		10,659,838
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	36,499	926,345
Jefferies Financial Group, Inc.	131,079	2,979,426
		3,905,771
Insurance - 2.5%
American Financial Group, Inc.	20,573	1,839,432
American International Group, Inc. warrants 1/19/21 (a)	574	431
Arch Capital Group Ltd. (a)	74,180	2,388,225
CNA Financial Corp.	22,948	791,935
First American Financial Corp.	120,121	5,818,661
FNF Group	39,333	1,415,595
Goosehead Insurance	7,731	951,763
Hanover Insurance Group, Inc.	27,225	3,058,729
Hartford Financial Services Group, Inc.	183,312	8,102,390
Primerica, Inc.	14,053	1,830,684
Prudential Financial, Inc.	24,029	1,817,073
Reinsurance Group of America, Inc.	13,067	1,506,364
Unum Group	27,545	612,325
W.R. Berkley Corp.	23,477	1,529,057
Willis Towers Watson PLC	12,333	2,567,607
		34,230,271
Mortgage Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	1,023,233	8,185,864

TOTAL FINANCIALS		151,494,469

HEALTH CARE - 13.2%
Biotechnology - 2.7%
Acceleron Pharma, Inc. (a)	1,672	197,413
Alexion Pharmaceuticals, Inc. (a)	20,052	2,448,550
Alkermes PLC (a)	51,413	938,801
Alnylam Pharmaceuticals, Inc. (a)	13,644	1,772,492
Biogen, Inc. (a)	10,690	2,567,417
bluebird bio, Inc. (a)	1,311	57,802
Incyte Corp. (a)	87,637	7,408,832
Iovance Biotherapeutics, Inc. (a)	2,542	98,655
Moderna, Inc. (a)(b)	39,847	6,086,231
Natera, Inc. (a)	16,947	1,495,912
Regeneron Pharmaceuticals, Inc. (a)	5,630	2,905,249
Repligen Corp. (a)	6,346	1,203,646
Seagen, Inc. (a)	11,786	2,007,274
United Therapeutics Corp. (a)	52,663	6,985,220
		36,173,494
Health Care Equipment & Supplies - 4.2%
Align Technology, Inc. (a)	8,717	4,195,405
Boston Scientific Corp. (a)	25,180	834,717
Dentsply Sirona, Inc.	39,541	2,012,241
DexCom, Inc. (a)	14,203	4,540,415
Edwards Lifesciences Corp. (a)	31,168	2,614,684
Hill-Rom Holdings, Inc.	46,803	4,439,733
Hologic, Inc. (a)	126,251	8,727,732
Integra LifeSciences Holdings Corp. (a)	8,891	486,604
Novocure Ltd. (a)	62,020	7,792,813
Quidel Corp. (a)	26,419	5,153,026
ResMed, Inc.	1,922	402,851
Varian Medical Systems, Inc. (a)	5,902	1,026,830
West Pharmaceutical Services, Inc.	32,576	8,963,612
Zimmer Biomet Holdings, Inc.	33,529	4,999,844
		56,190,507
Health Care Providers & Services - 3.8%
Amedisys, Inc. (a)	13,050	3,194,510
AmerisourceBergen Corp.	72,304	7,455,265
Cardinal Health, Inc.	88,298	4,820,188
DaVita HealthCare Partners, Inc. (a)	74,676	8,203,159
Guardant Health, Inc. (a)	27,368	3,314,812
Humana, Inc.	14,696	5,886,042
McKesson Corp.	59,807	10,759,877
Molina Healthcare, Inc. (a)	25,284	5,161,223
Quest Diagnostics, Inc.	17,532	2,173,617
		50,968,693
Health Care Technology - 1.2%
Cerner Corp.	124,147	9,291,161
Veeva Systems, Inc. Class A (a)	24,853	6,881,050
		16,172,211
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	17,146	2,625,224
Adaptive Biotechnologies Corp. (a)	36,477	1,758,921
Bruker Corp.	32,251	1,632,223
Mettler-Toledo International, Inc. (a)	682	784,327
QIAGEN NV (a)	8,097	390,761
		7,191,456
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (a)	51,906	7,303,693
Viatris, Inc. (a)	211,526	3,557,867
		10,861,560

TOTAL HEALTH CARE		177,557,921

INDUSTRIALS - 15.4%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	64,651	8,125,984
HEICO Corp.	43,856	5,419,724
HEICO Corp. Class A	14,033	1,554,155
Howmet Aerospace, Inc.	278,184	6,526,197
Mercury Systems, Inc. (a)	14,078	1,002,635
Northrop Grumman Corp.	4,871	1,472,308
Teledyne Technologies, Inc. (a)	1,367	516,644
Textron, Inc.	60,287	2,718,944
Virgin Galactic Holdings, Inc. (a)(b)	78,118	2,078,720
		29,415,311
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	10,479	936,508
Airlines - 0.6%
Delta Air Lines, Inc.	68,227	2,746,137
JetBlue Airways Corp. (a)	43,200	651,888
Southwest Airlines Co.	70,906	3,285,784
United Airlines Holdings, Inc. (a)	25,594	1,153,010
		7,836,819
Building Products - 1.2%
Fortune Brands Home & Security, Inc.	93,033	7,768,256
Simpson Manufacturing Co. Ltd.	22,554	2,072,713
Trane Technologies PLC	39,696	5,805,143
		15,646,112
Commercial Services & Supplies - 1.6%
Cintas Corp.	31,681	11,256,259
IAA Spinco, Inc. (a)	16,625	996,170
Republic Services, Inc.	92,625	8,958,690
		21,211,119
Construction & Engineering - 0.0%
EMCOR Group, Inc.	1,698	146,334
Valmont Industries, Inc.	3,824	623,236
		769,570
Electrical Equipment - 1.8%
Generac Holdings, Inc. (a)	39,319	8,477,176
nVent Electric PLC	39,543	909,489
Plug Power, Inc. (a)(b)	98,475	2,598,755
Regal Beloit Corp.	25,178	2,997,189
Rockwell Automation, Inc.	37,389	9,555,133
		24,537,742
Machinery - 5.5%
AGCO Corp.	82,795	7,659,365
Allison Transmission Holdings, Inc.	93,831	3,851,763
Crane Co.	26,136	1,817,236
Cummins, Inc.	50,003	11,559,194
Donaldson Co., Inc.	46,314	2,465,757
Fortive Corp.	108,865	7,634,702
Illinois Tool Works, Inc.	25,284	5,337,200
Ingersoll Rand, Inc. (a)	68,887	3,049,627
Nordson Corp.	5,092	1,037,801
Oshkosh Corp.	10,111	813,936
Otis Worldwide Corp.	22,392	1,498,920
PACCAR, Inc.	120,460	10,487,248
Parker Hannifin Corp.	18,115	4,841,415
Pentair PLC	17,491	906,384
Stanley Black & Decker, Inc.	27,711	5,107,414
Westinghouse Air Brake Co.	4,828	353,892
Woodward, Inc.	46,748	5,227,829
		73,649,683
Professional Services - 1.4%
CoStar Group, Inc. (a)	6,871	6,256,526
Nielsen Holdings PLC	325,979	5,271,080
Robert Half International, Inc.	122,416	7,856,659
		19,384,265
Road & Rail - 0.4%
Kansas City Southern	6,973	1,298,163
Lyft, Inc. (a)	33,000	1,259,610
Old Dominion Freight Lines, Inc.	12,210	2,483,026
Schneider National, Inc. Class B (b)	13,237	276,653
		5,317,452
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	17,523	7,329,871
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	36,875	1,192,906

TOTAL INDUSTRIALS		207,227,358

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	5,114	1,384,360
Ciena Corp. (a)	126,487	5,666,618
Juniper Networks, Inc.	210,469	4,581,910
		11,632,888
Electronic Equipment & Components - 2.4%
Dolby Laboratories, Inc. Class A	17,355	1,535,050
Jabil, Inc.	125,146	4,783,080
Keysight Technologies, Inc. (a)	68,920	8,273,157
National Instruments Corp.	168,690	6,314,067
Vontier Corp. (a)	23,148	767,819
Zebra Technologies Corp. Class A (a)	27,017	10,223,773
		31,896,946
IT Services - 4.3%
Akamai Technologies, Inc. (a)	28,385	2,938,131
Amdocs Ltd.	117,622	7,740,704
Booz Allen Hamilton Holding Corp. Class A	65,899	5,719,374
CACI International, Inc. Class A (a)	4,455	1,057,127
EPAM Systems, Inc. (a)	6,481	2,089,021
Euronet Worldwide, Inc. (a)	32,343	4,348,193
FleetCor Technologies, Inc. (a)	766	203,151
Genpact Ltd.	126,144	5,127,754
Global Payments, Inc.	34,699	6,772,898
GoDaddy, Inc. (a)	46,248	3,678,566
Okta, Inc. (a)	22,186	5,436,457
Sabre Corp. (b)	321,347	3,615,154
Square, Inc. (a)	2,221	468,542
StoneCo Ltd. Class A (a)	16,733	1,225,190
Switch, Inc. Class A	89,175	1,408,073
Twilio, Inc. Class A (a)	16,201	5,185,778
VeriSign, Inc. (a)	7,719	1,549,358
		58,563,471
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	90,538	7,467,574
Cirrus Logic, Inc. (a)	16,555	1,326,056
Cree, Inc. (a)(b)	65,502	5,920,726
Enphase Energy, Inc. (a)	43,966	6,004,437
First Solar, Inc. (a)	17,401	1,625,775
KLA-Tencor Corp.	27,465	6,920,356
Marvell Technology Group Ltd.	40,086	1,855,581
Maxim Integrated Products, Inc.	21,470	1,782,869
Microchip Technology, Inc.	12,537	1,684,847
Micron Technology, Inc. (a)	14,218	911,232
Monolithic Power Systems, Inc.	6,453	2,064,702
ON Semiconductor Corp. (a)	105,515	3,033,556
Qorvo, Inc. (a)	37,060	5,806,561
Skyworks Solutions, Inc.	41,297	5,829,897
SolarEdge Technologies, Inc. (a)	21,179	5,887,338
Teradyne, Inc.	65,915	7,273,061
Xilinx, Inc.	25,695	3,739,907
		69,134,475
Software - 7.8%
Atlassian Corp. PLC (a)	7,250	1,631,613
Avalara, Inc. (a)(b)	53,184	9,134,352
Bill.Com Holdings, Inc. (a)(b)	13,290	1,630,816
Cadence Design Systems, Inc. (a)	96,186	11,186,432
Citrix Systems, Inc.	53,304	6,605,432
Cloudflare, Inc. (a)	34,969	2,625,473
Coupa Software, Inc. (a)	7,371	2,424,396
Crowdstrike Holdings, Inc. (a)	13,947	2,137,796
Datadog, Inc. Class A (a)	17,235	1,704,886
DocuSign, Inc. (a)	33,322	7,593,417
Dropbox, Inc. Class A (a)	367,087	7,330,727
Fair Isaac Corp. (a)	18,384	8,691,588
FireEye, Inc. (a)	197,710	2,971,581
Fortinet, Inc. (a)	33,720	4,155,316
Manhattan Associates, Inc. (a)	9,060	926,294
Nortonlifelock, Inc.	10,066	183,503
Nuance Communications, Inc. (a)	230,333	9,934,262
Nutanix, Inc. Class A (a)	5,600	153,384
Proofpoint, Inc. (a)	7,233	748,543
SS&C Technologies Holdings, Inc.	35,229	2,426,926
Synopsys, Inc. (a)	50,480	11,484,200
Teradata Corp. (a)(b)	52,498	1,151,281
The Trade Desk, Inc. (a)	4,433	3,994,443
Workday, Inc. Class A (a)	7,201	1,618,713
Zscaler, Inc. (a)	11,970	1,864,328
		104,309,702
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.	62,238	2,793,241
Xerox Holdings Corp.	79,291	1,735,680
		4,528,921

TOTAL INFORMATION TECHNOLOGY		280,066,403

MATERIALS - 5.7%
Chemicals - 2.5%
Cabot Corp.	7,485	309,954
CF Industries Holdings, Inc.	181,773	6,780,133
Corteva, Inc.	136,215	5,219,759
Eastman Chemical Co.	76,188	7,420,711
Huntsman Corp.	243,594	6,033,823
NewMarket Corp.	1,685	623,046
RPM International, Inc.	33,080	2,911,371
The Scotts Miracle-Gro Co. Class A	25,780	4,531,351
		33,830,148
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	6,256	1,661,781
Vulcan Materials Co.	20,106	2,807,803
		4,469,584
Containers & Packaging - 0.6%
Avery Dennison Corp.	2,560	382,310
Ball Corp.	32,517	3,121,957
Crown Holdings, Inc. (a)	12,196	1,149,473
Graphic Packaging Holding Co.	264,593	4,053,565
		8,707,305
Metals & Mining - 2.3%
Freeport-McMoRan, Inc.	535,880	12,534,228
Newmont Corp.	37,714	2,218,337
Reliance Steel & Aluminum Co.	65,062	7,664,304
Royal Gold, Inc.	16,520	1,824,964
Steel Dynamics, Inc.	166,317	6,022,339
		30,264,172

TOTAL MATERIALS		77,271,209

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	9,304	1,523,344
American Homes 4 Rent Class A	128,535	3,691,525
Apartment Investment & Management Co. Class A	53,156	1,613,285
Apple Hospitality (REIT), Inc.	217,613	2,885,548
AvalonBay Communities, Inc.	16,839	2,805,209
Brandywine Realty Trust (SBI)	60,743	676,070
Brixmor Property Group, Inc.	311,402	4,755,109
Camden Property Trust (SBI)	31,657	3,128,661
Cousins Properties, Inc.	27,078	904,676
CyrusOne, Inc.	8,159	570,396
Douglas Emmett, Inc.	23,239	719,712
EastGroup Properties, Inc.	3,180	433,529
Equity Commonwealth	29,078	770,858
Equity Lifestyle Properties, Inc.	63,639	3,728,609
Equity Residential (SBI)	25,003	1,448,174
Essex Property Trust, Inc.	28,385	6,979,304
Gaming & Leisure Properties	179,270	7,446,876
Host Hotels & Resorts, Inc.	540,667	7,585,558
Lamar Advertising Co. Class A	33,330	2,653,401
Life Storage, Inc.	14,583	1,600,047
Outfront Media, Inc.	67,963	1,287,219
Park Hotels & Resorts, Inc.	81,000	1,321,920
Realty Income Corp.	56,660	3,397,900
SBA Communications Corp. Class A	11,726	3,367,473
SL Green Realty Corp.	1,829	105,899
VICI Properties, Inc.	35,534	898,655
		66,298,957
Real Estate Management & Development - 0.0%
Howard Hughes Corp. (a)(b)	2,929	213,026

TOTAL REAL ESTATE		66,511,983

UTILITIES - 3.8%
Electric Utilities - 2.0%
Entergy Corp.	23,430	2,550,356
Eversource Energy	5,100	446,301
FirstEnergy Corp.	5,607	148,922
Hawaiian Electric Industries, Inc.	39,956	1,431,623
IDACORP, Inc.	22,720	2,057,978
OGE Energy Corp.	162,387	5,259,715
PPL Corp.	215,137	6,114,194
Xcel Energy, Inc.	123,097	8,291,814
		26,300,903
Gas Utilities - 0.1%
UGI Corp.	43,010	1,525,995
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.	11,349	890,477
The AES Corp.	159,875	3,267,845
Vistra Corp.	167,929	3,136,914
		7,295,236
Multi-Utilities - 1.1%
CMS Energy Corp.	50,024	3,078,477
DTE Energy Co.	40,105	5,045,610
MDU Resources Group, Inc.	143,592	3,581,184
Public Service Enterprise Group, Inc.	45,131	2,630,235
WEC Energy Group, Inc.	3,768	357,772
		14,693,278
Water Utilities - 0.1%
Essential Utilities, Inc.	19,809	896,952

TOTAL UTILITIES		50,712,364

TOTAL COMMON STOCKS
(Cost $1,032,764,925)		1,283,032,557

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%
(Cost $429,504)	6,442	632,991

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.09% (c)	56,911,175	56,922,558
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	23,924,481	23,926,873
TOTAL MONEY MARKET FUNDS
(Cost $80,849,431)		80,849,431
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,114,043,860)		1,364,514,979
NET OTHER ASSETS (LIABILITIES) - (1.4)%(e)		(19,307,097)
NET ASSETS - 100%		$1,345,207,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	284	Dec. 2020	$61,582,560	$2,936,689	$2,936,689

The notional amount of futures purchased as a percentage of Net Assets is 4.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $3,726,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,633
Fidelity Securities Lending Cash Central Fund	7,388
Total	$12,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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